CMA Money Fund


Annual Report









March 31, 1997

MERRILL LYNCH BULL LOGO





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



DEAR SHAREHOLDER:


For the year ended March 31, 1997, CMA Money Fund paid shareholders a net annualized dividend of 5.01%*. As of March 31, 1997, the Fund's 7-day yield was 4.96%.

The average portfolio maturity for CMA Money Fund at March 31, 1997 was 66 days, compared to 72 days at September 30, 1996.

The Environment
Stock and bond market turbulence increased during the six-month period ended March 31, 1997. Mounting evidence of stronger-than-expected economic growth suggested to investors that the Federal Reserve Board would make a preemptive strike to contain inflationary pressures. These concerns were heightened by statements made by Federal Reserve Board Chairman Alan Greenspan, and culminated in an announced increase in the Federal Funds rate of 0.25% to 5.5% on March 25. As investors became concerned that this might prove to be only the first in a series of monetary policy tightening moves, interest rates rose and stock and bond prices declined. Following the central bank's action, investor sentiment fluctuated from negative to more positive, depending upon whether the latest economic data releases were perceived to suggest an overheating or moderating trend. It appears that clear-cut signs of continued low inflation and moderate economic growth, as well as no further indications of monetary policy tightening, are needed before stability returns to the financial markets.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

On the international front, despite some weakness, the US dollar continued its strong advance relative to the yen and the Deutschemark, raising concerns about the outlook for US trade. In early February, the leading industrialized nations expressed apparent agreement that it was time to seek a lower dollar and less volatility in the foreign exchange markets. It remains to be seen whether these stated intentions will be acted upon, or if the US dollar continues to rise relative to other major currencies.

Early in the period, our approach to the market was generally optimistic. However, as it grew likely that the central bank would tighten credit conditions, we slightly reduced the Fund's exposure to interest rates by selling longer-term securities in favor of shorter-term ones.

The Fund's portfolio composition at the end of the March period and as of our last report to shareholders is detailed below:


                                        3/31/97    9/30/96

Bank Notes                                 6.8%       5.1%
Certificates of Deposit                    0.7        0.9
Certificates of Deposit--European          2.4        3.5
Certificates of Deposit--Yankee*           4.8        2.2
Commercial Paper                          47.1       41.3
Corporate Notes                            4.7        3.5
Funding Agreements                         0.7        0.6
Master Notes                               2.0        2.3
Medium-Term Notes                          0.4        0.1
Repurchase Agreements                      2.0         --
US Government Obligations--
Discount Notes                             4.8       10.3
US Government & Agency
Obligations--Non-Discount Notes           24.3       32.2
Liabilities in Excess of Other Assets     (0.7)      (2.0)
                                       ---------  ---------
Total                                    100.0%     100.0%
                                       =========  =========

[FN]
 *US branches of foreign banks.

In Conclusion
We appreciate your continued support of CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Kevin J. McKenna)
Kevin J. McKenna
Vice President and Senior
Portfolio Manager



May 7, 1997





CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997                      (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                        Bank Notes--6.8%
Abbey National             $ 275,000        5.312%      5/16/97       $  274,965
Treasury Services PLC++      280,000        5.59        2/25/98          279,804

American Express              30,000        5.626       6/26/97           29,998
Centurion Bank++

Bank of America,             100,000        5.64       12/29/97           99,675
Illinois                      90,000        5.63       12/30/97           89,702
                             160,000        5.95        3/24/98          159,570

Colorado National            100,000        5.442       6/18/97           99,998
Bank of Denver++

First Bank N.A.,             100,000        5.442       6/18/97           99,998
Milwaukee++                   50,000        5.372       1/22/98           49,968

First Bank System, Inc.++     50,000        5.442       8/29/97           49,998

First National Bank of       100,000        5.62        6/23/97           99,989
Boston

First National Bank of       100,000        6.00        3/24/98           99,778
Chicago

First Tennessee               25,000        5.40        4/15/97           24,999
Bank, N.A.

Harris Trust & Savings        60,000        5.32        4/14/97           60,000
                              90,000        5.30        4/15/97           89,999

KeyBank National             125,000        5.42++      8/21/97          124,971
Association                   85,000        5.50       11/20/97           84,735
                              65,000        5.85        3/11/98           64,765

Morgan Guaranty              264,000        5.615       2/19/98          263,875
Trust Co.++                  245,000        5.64        3/20/98          244,908

NBD Bank N.A., Detroit       200,000        5.78        1/30/98          199,390

Wachovia Bank of             100,000        5.312       4/01/97          100,000
North Carolina, N.A.++       150,000        5.312       4/03/97          149,999

Total Bank Notes (Cost--$2,843,124)                                    2,841,084

                                  Certificates of Deposit--0.7%

American Express              20,000        5.33        4/09/97           20,000
Centurion Bank                50,000        5.33        4/14/97           50,000

Bankers Trust Company        100,000        5.41        5/05/97           99,996

Morgan Guaranty Trust        102,000        5.92        3/19/98          101,705

U.S. National Bank of         45,000        5.33        4/11/97           45,000
Oregon

Total Certificates of Deposit (Cost--$316,953)                           316,701

                            Certificates of Deposit--European--2.4%

ABN AMRO Bank N.V.,           50,000        5.51        4/08/97           50,000
London                        20,000        5.77        5/06/97           20,003
                              30,000        5.90        3/05/98           29,908

Abbey National Treasury       20,000        5.90        3/13/98           19,938
Services PLC, London

Australia & New Zealand       30,000        5.615       4/02/97           30,000
Banking Group, London

Banco Bilbao Vizcaya,         10,000        5.44        4/24/97           10,000
London                        20,000        5.43        5/07/97           19,999

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                        Certificates of Deposit--European (concluded)
Bank of Nova Scotia,       $  33,000        5.42 %      4/10/97       $   33,001
London

Bank of Scotland,             50,000        5.65        4/03/97           50,000
London                        50,000        5.54        8/04/97           49,947

Bankers Trust                200,000        5.43        4/10/97          199,998
Company, London

Banque Nationale de           30,000        5.41        5/12/97           29,997
Paris, London

Bayerische Hypotheken-        50,000        5.44        4/07/97           50,000
und-Wechsel Bank,             50,000        5.435       4/14/97           49,999
London

Bayerische Landesbank         70,000        5.43        4/01/97           70,000
Girozentrale, London

Bayerische Vereinsbank        15,000        5.43        4/09/97           15,000
AG, London                    18,000        5.54        7/10/97           17,988

Internationale                50,000        5.56        7/21/97           49,966
Nederlanden Bank N.V.,
London

Landesbank Hessen-            50,000        5.52        7/28/97           49,959
Thuringen Girozentrale,
London

National Australia Bank,      24,000        5.43        4/07/97           24,000
London                        50,000        5.505       8/06/97           49,940
                              65,000        5.51        8/06/97           64,924

National Westminster          40,000        5.38        4/01/97           40,000
Bank PLC, London

Total Certificates of Deposit--European
(Cost--$1,024,992)                                                     1,024,567

                            Certificates of Deposit--Yankee--4.8%

ABN AMRO Bank N.V.,          100,000        5.68       12/22/97           99,706
NY                            95,000        5.70        1/06/98           94,659
                              50,000        5.60        2/20/98           49,748

Bank of Nova Scotia, NY       25,000        5.42        4/03/97           25,000
                              28,000        5.42        4/21/97           28,000

Banque Nationale de           15,000        5.42        4/24/97           15,000
Paris, NY                     76,000        5.62        6/18/97           75,989

Barclays Bank PLC,           300,000        5.63        2/27/98          298,554
NY

Bayerische Landesbank         95,000        5.61       12/30/97           94,671
Girozentrale, NY

Canadian Imperial Bank        50,000        5.35        4/14/97           50,000
of Commerce, NY               50,000        5.34        4/15/97           50,000

Commerzbank, NY               50,000        5.415       4/22/97           50,000

Deutsche Bank, NY            200,000        5.50        7/21/97          199,829
                             100,000        5.69        1/06/98           99,634
                              40,000        5.76        2/03/98           39,855
                              60,000        5.63        2/26/98           59,711

Hongkong Bank, NY            100,000        5.65        6/24/97           99,992


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)          (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                          Certificates of Deposit--Yankee (concluded)
Landesbank Hessen-          $ 64,000        5.78 %      1/27/98        $  63,805
Thuringen Girozentrale,       25,000        5.75        2/03/98           24,906
NY                            30,000        5.96        3/20/98           29,916

Rabobank Nederland,           40,400        5.50        4/28/97           40,399
NY

Royal Bank of                 87,000        5.725      10/17/97           86,860
Canada, NY                    63,000        5.77        1/27/98           62,803

Societe Generale, NY          13,000        5.62        4/01/97           13,000
                              45,000        5.45        6/04/97           44,980

Svenska                       40,000        5.34        4/03/97           40,000
Handelsbanken, NY             30,000        5.41        4/18/97           30,000

Swiss Bank Corp., NY          50,000        5.52        7/23/97           49,960

Westdeutsche Landes-          67,000        5.60        3/06/98           66,952
bank, Girozentrale, NY

Westpac Banking               40,000        5.97        6/06/97           40,001
Corp., NY

Total Certificates of Deposit--Yankee
(Cost--$2,028,126)                                                     2,023,930

                                      Commercial Paper--47.1%

ABN-AMRO North                50,000        5.32        4/01/97           49,993
America Finance Inc.         140,000        5.44        4/01/97          139,979

AC Acquisition                25,000        5.40        4/22/97           24,917
Holding Co.                   25,000        5.36        4/29/97           24,892

ARCO British Limited          11,456        5.35        4/14/97           11,432

ARCO Coal Australia Inc.      10,347        5.39        4/17/97           10,321
                              24,924        5.44        4/22/97           24,841

Allomon Funding               30,144        5.34        4/07/97           30,113
Corporation                   11,102        5.33        4/14/97           11,079

Alpine Securitization         15,641        5.28        4/03/97           15,634
Corporation                   18,439        5.33        4/03/97           18,431
                              35,323        5.34        4/08/97           35,281
                              33,193        5.28        4/10/97           33,144
                              17,000        5.34        4/17/97           16,957
                              30,404        5.35        4/17/97           30,327

American Brands, Inc.         10,000        5.31        4/10/97            9,985
                              22,000        5.45        4/14/97           21,953
                              24,000        5.34        4/16/97           23,943

American Express             100,000        5.29        4/09/97           99,868
Credit Corp.                 100,000        5.25        4/10/97           99,854
                             150,000        5.32        4/17/97          149,623
                             100,000        5.32        4/18/97           99,734
                             100,000        5.31        4/21/97           99,690
                              50,000        5.32        4/21/97           49,845
                              50,000        5.33        4/28/97           49,793

American Honda                10,000        5.28        4/02/97            9,997
Finance Corp.                 20,000        5.30        4/02/97           19,994
                              25,000        5.32        4/02/97           24,993
                              15,000        5.42        4/14/97           14,969

Apreco, Inc.                  15,700        5.35        4/08/97           15,681
                              30,000        5.35        5/12/97           29,813

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                  Commercial Paper (continued)
Asset Securitization        $ 20,000        5.30 %      4/07/97       $   19,979
Cooperative Corp.             52,000        5.35        4/07/97           51,946
                              98,000        5.30        4/08/97           97,884
                              54,072        5.26        4/10/97           53,993
                              66,153        5.32        4/14/97           66,016
                              50,000        5.32        4/16/97           49,882
                              33,875        5.38        4/16/97           33,794
                             100,000        5.32        4/17/97           99,749
                              67,000        5.34        4/17/97           66,831
                              28,900        5.33        4/22/97           28,806
                              30,000        5.33        5/05/97           29,844

Associates Corporation        50,000        5.33        4/02/97           49,985
of North America              50,000        5.33        4/03/97           49,977
                              50,000        5.30        4/07/97           49,948
                              50,000        5.32        4/07/97           49,948
                              50,000        5.30        4/08/97           49,941
                             100,000        5.26        4/10/97           99,854
                              50,000        5.30        4/14/97           49,896
                              75,000        5.34        5/01/97           74,655

Atlantic Asset                50,000        5.37        4/16/97           49,881
Securitization Corp.

Avco Financial                25,000        5.32        4/03/97           24,989
Services, Inc.                20,000        5.31        4/08/97           19,976
                              15,000        5.30        4/10/97           14,978
                              40,000        5.34        4/24/97           39,857

B.B.L. North America          28,000        5.38        4/08/97           27,967
                              72,000        5.34        4/15/97           71,840

B.B.V. Finance                50,000        5.29        4/07/97           49,948
(Delaware), Inc.

BTR Dunlop Finance Inc.       25,000        5.31        4/07/97           24,974
                              50,000        5.36        4/10/97           49,926

Banc One Corporation          25,000        5.33        4/02/97           24,992

Bank of America, FSB          50,000        5.36        7/24/97           49,093

Bank of Nova Scotia           64,000        5.32        4/21/97           63,801

Bass Finance (C.I.) Ltd.      39,000        5.27        4/21/97           38,880

Bear Stearns                 100,000        5.32        4/02/97           99,970
Companies, Inc.               20,000        5.32        4/16/97           19,953
                              25,000        5.33        4/21/97           24,922
                              75,000        5.38        7/23/97           73,651

CIT Group Holdings,           50,000        5.31        4/10/97           49,926
Inc., The                    100,000        5.25        4/14/97           99,796
                              50,000        5.30        4/23/97           49,831
                             200,000        5.56        5/13/97          198,672
                             150,000        5.56        5/14/97          148,981

CSW Credit, Inc.              27,600        5.28        4/03/97           27,588
                              21,900        5.34        4/09/97           21,871
                              18,100        5.33        4/16/97           18,057
                               8,600        5.35        4/16/97            8,580
                              21,700        5.26        4/18/97           21,643
                               7,100        5.35        4/18/97            7,081
                               8,900        5.35        4/21/97            8,872
                              18,430        5.33        4/23/97           18,367


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)          (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                    Commercial Paper (continued)
CXC Incorporated            $ 25,000        5.30 %      4/03/97       $   24,989
                              20,000        5.30        4/07/97           19,979
                              25,000        5.27        4/08/97           24,971
                              10,000        5.33        4/10/97            9,985
                              30,000        5.34        4/18/97           29,920
                              40,000        5.33        4/23/97           39,864
                              50,000        5.34        4/23/97           49,829
                              40,000        5.33        4/25/97           39,852
                              25,000        5.40        4/29/97           24,891
                              25,000        5.40        4/30/97           24,887
                              25,000        5.52        5/07/97           24,858
                              25,000        5.52        5/08/97           24,854
                              50,000        5.62        5/09/97           49,696
                              50,000        5.58        5/13/97           49,667
                              35,000        5.62        5/14/97           34,760

Caisse des Depots et          77,055        5.31        4/08/97           76,964
Consignations                172,945        5.30        5/29/97          171,358

Canadian Wheat                20,000        5.37        5/21/97           19,842
Board

Carnival Corporation          75,000        5.33        4/02/97           74,978

Caterpillar Financial         21,000        5.40        5/02/97           20,899
Services Corp.

Chase Manhattan              200,000        5.36        4/14/97          199,585
Corporation                  100,000        5.36        7/24/97           98,186

Cheltenham &                  75,000        5.37        7/24/97           73,639
Gloucester PLC

Chrysler Financial           100,000        5.36        4/02/97           99,970
Corp.                         25,000        5.35        4/03/97           24,989
                             100,000        5.34        4/09/97           99,866
                              25,000        5.61        4/30/97           24,883

Ciesco L.P.                   35,000        5.26        4/02/97           34,990
                              35,000        5.26        4/03/97           34,985
                              15,000        5.31        4/07/97           14,984
                              25,000        5.10        4/10/97           24,963
                              18,000        5.32        4/15/97           17,960
                              50,000        5.42        4/21/97           49,842
                              29,000        5.32        4/22/97           28,906
                              50,000        5.42        4/22/97           49,834
                              50,000        5.42        4/23/97           49,827

Clipper Receivables           96,261        5.33        4/16/97           96,033
Corp.                         15,586        5.40        4/23/97           15,532
                              13,153        5.55        4/25/97           13,102

Columbia / HCA                25,000        5.33        4/08/97           24,970
Healthcare Corp.              40,000        5.35        4/08/97           39,952
                              15,000        5.35        4/11/97           14,975
                              25,000        5.37        4/23/97           24,914
                              25,000        5.55        5/05/97           24,865

Commercial Credit Corp.       50,000        5.26        4/03/97           49,978
                              50,000        5.31        4/07/97           49,948
                              50,000        5.31        4/24/97           49,823

Commerzbank US                87,000        5.34        4/22/97           86,716
Finance Inc.

Commonwealth Bank             76,000        5.54        6/19/97           75,042
of Australia                  55,000        5.35        8/06/97           53,889

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                   Commercial Paper (continued)
Corporate Asset             $ 40,000        5.25 %      4/03/97       $   39,982
Funding Co. Inc.              40,000        5.25        4/08/97           39,953
                              75,000        5.30        4/10/97           74,890
                              35,700        5.26        4/21/97           35,590
                              50,000        5.42        4/23/97           49,827
                              75,000        5.50        4/30/97           74,656
                              70,000        5.53        5/13/97           69,538
                              27,150        5.53        5/16/97           26,958

Corporate Receivables         16,550        5.33        4/03/97           16,543
Corp.                         25,000        5.32        4/07/97           24,974
                              50,000        5.32        4/10/97           49,926
                              55,000        5.34        4/10/97           54,918
                              75,000        5.33        4/14/97           74,845
                             100,000        5.35        4/15/97           99,777
                              25,000        5.40        4/17/97           24,936
                              30,000        5.30        4/21/97           29,906
                              20,000        5.43        4/23/97           19,931
                              11,416        5.40        4/24/97           11,375
                              32,034        5.58        5/08/97           31,845
                              30,000        5.30        5/16/97           29,793
                              30,000        5.30        5/19/97           29,780

Countrywide Home              50,000        5.36        4/14/97           49,896
Loans                         30,000        5.37        4/17/97           29,924
                              20,000        5.36        4/28/97           19,917

Credit Suisse First           20,000        5.35        4/03/97           19,991
Boston Inc.                   40,000        5.32        4/07/97           39,958
                              25,000        5.33        4/07/97           24,974
                              32,000        5.30        4/22/97           31,895
                               6,000        5.41        4/24/97            5,978
                              27,000        5.35        4/29/97           26,883

Creditanstalt                 42,260        5.38        4/18/97           42,146
Finance, Inc.                 40,000        5.39        4/18/97           39,892
                              17,740        5.40        4/18/97           17,692

Daimler-Benz North            43,000        5.31        4/10/97           42,937
America Corp.                 24,800        5.32        4/14/97           24,749
                              35,000        5.35        4/29/97           34,848

Dean Witter Discover          22,469        5.31        4/03/97           22,459
& Co.                         15,150        5.31        4/07/97           15,134
                             150,000        5.32        4/07/97          149,845
                              12,381        5.34        4/21/97           12,342

Deer Park Refining L.P.       37,140        5.27        4/03/97           37,124
                              12,860        5.32        4/21/97           12,820

Delaware Funding Corp.        84,000        5.33        4/15/97           83,813
                              25,000        5.35        4/15/97           24,944
                              84,490        5.30        4/16/97           84,289
                              24,274        5.48        4/16/97           24,215
                              53,233        5.30        4/18/97           53,091
                              76,027        5.34        4/21/97           75,790
                              52,976        5.32        5/08/97           52,677

Eiger Capital                 10,000        5.25        4/03/97            9,996
Corporation                   31,539        5.35        4/16/97           31,464
                             145,000        5.39        4/17/97          144,631
                              53,461        5.40        4/17/97           53,325
                              15,000        5.50        4/18/97           14,959
                              45,000        5.50        4/24/97           44,835


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)          (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                  Commercial Paper (continued)
Eksportfinans A/S           $ 15,000        5.28 %      4/09/97       $   14,980
                              11,680        5.30        4/09/97           11,665
                              16,100        5.38        7/22/97           15,813

Electronic Data               18,500        5.30        4/02/97           18,495
Systems Corp.                 20,000        5.32        4/14/97           19,959
                              30,000        5.45        4/21/97           29,905

Eureka Securitization         15,000        5.28        4/09/97           14,980
Inc.                          30,000        5.30        4/14/97           29,938
                              10,000        5.33        4/14/97            9,979
                              50,000        5.40        4/16/97           49,880
                              10,000        5.28        4/22/97            9,968
                              40,000        5.33        4/24/97           39,858
                              25,000        5.55        5/06/97           24,861

Exxon Imperial (US) Inc.      55,255        5.32        4/03/97           55,231

FCAR Owner Trust,             25,000        5.26        4/08/97           24,971
Series I                      25,000        5.27        4/21/97           24,922

Falcon Asset                  26,000        5.31        4/07/97           25,973
Securitization Corp.          26,725        5.33        4/09/97           26,689
                              30,390        5.32        4/10/97           30,345
                              13,585        5.33        4/14/97           13,557
                              25,150        5.32        4/17/97           25,087
                              21,776        5.33        4/18/97           21,718
                              23,224        5.34        4/18/97           23,162
                              27,400        5.55        4/22/97           27,307
                              20,165        5.62        5/19/97           20,011

Finova Capital Corp.          50,000        5.35        4/03/97           49,978
                              73,000        5.36        4/03/97           72,967
                              60,000        5.29        4/15/97           59,868
                              20,000        5.55        5/05/97           19,892
                              15,450        5.58        5/19/97           15,333

First Data Corp.              60,000        5.33        4/08/97           59,929
                              10,000        5.32        4/10/97            9,985

Fleet Funding Corp.           27,404        5.26        4/01/97           27,400
                              25,828        5.27        4/07/97           25,802
                              33,000        5.32        4/09/97           32,956

Ford Credit Co.               50,000        5.50       4/30/97            49,771
Puerto Rico, Inc.

Ford Credit Europe PLC        23,000        5.33        4/04/97           22,986
                              25,000        5.55        5/08/97           24,854

Ford Motor Credit Co.        140,000        5.30        4/02/97          139,959
                              50,000        5.25        4/07/97           49,949
                             150,000        5.32        4/08/97          149,822
                             200,000        5.32        4/09/97          199,733
                             200,000        5.53        5/12/97          198,710
                             200,000        5.36        7/22/97          196,434
                             100,000        5.36        7/28/97           98,122

France Telecom                10,000        5.35        4/15/97            9,978
                              17,650        5.32        4/17/97           17,606

GTE Corp.                     35,843        5.58        4/16/97           35,754

General Electric              23,500        5.35        4/03/97           23,489
Capital Corp.                200,000        5.30        4/09/97          199,735
                             200,000        5.36        4/09/97          199,733
                             140,675        5.38        4/14/97          140,383
                              50,000        5.33        4/21/97           49,844
                             100,000        5.48        4/21/97           99,680

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                   Commercial Paper (continued)
General Electric            $110,000        5.34 %      5/01/97       $  109,494
Capital Corp.                130,000        5.54        5/02/97          129,360
(concluded)                   50,000        5.35        5/19/97           49,633
                             250,000        5.40        7/14/97          245,858
                             200,000        5.35        8/04/97          196,024

General Electric Capital      50,000        5.38        4/14/97           49,896
Services, Inc.                50,000        5.34        5/01/97           49,770

General Motors                18,000        5.39        4/22/97           17,941
Acceptance Corp.             120,000        5.34        5/13/97          119,230
                              75,000        5.32        5/16/97           74,482
                              36,950        5.37        7/02/97           36,408
                             100,000        5.39        7/09/97           98,422
                              50,000        5.40        7/09/97           49,211
                             100,000        5.48        7/09/97           98,422
                             112,500        5.44        7/14/97          110,636
                             130,000        5.44        7/15/97          127,826
                              32,500        5.40        7/23/97           31,915
                             125,000        5.40        7/25/97          122,712

Generale Bank, Inc.           70,000        5.35        4/08/97           69,917

Glaxo Wellcome PLC            19,700        5.35        4/21/97           19,639

Goldman Sachs                 38,890        5.30        4/03/97           38,873
Group, L.P.                   70,000        5.32        4/09/97           69,907

Greenwich Funding Corp.        7,475        5.27        4/01/97            7,474
                              21,500        5.27        4/03/97           21,491
                              36,220        5.33        4/10/97           36,166
                              50,000        5.35        4/15/97           49,889
                              20,091        5.43        4/16/97           20,043
                              20,000        5.30        4/22/97           19,935
                              26,881        5.57        4/25/97           26,777
                              66,644        5.35        4/28/97           66,365

Halifax Building Society     100,000        5.34        7/28/97           98,122

Heinz (H.J.) Company          22,000        5.32        4/16/97           21,948
                              15,750        5.31        4/22/97           15,699

Household Finance Corp.       50,000        5.32        4/03/97           49,978
                              50,000        5.31        4/07/97           49,948
                              50,000        5.31        4/08/97           49,941
                              50,000        5.32        4/24/97           49,823

IBM Credit Corp.              45,000        5.30        4/03/97           44,980
                              25,000        5.30        4/11/97           24,960

Industrial Bank of Korea      10,000        5.34        4/14/97            9,979
                              17,000        5.35        4/14/97           16,965
                              20,000        5.38        5/05/97           19,895

International Business        30,000        5.31        4/21/97           29,907
Machines Corp.

International Lease           25,000        5.45        4/02/97           24,993
Finance Corp.                 40,000        5.46        4/03/97           39,982
                              35,000        5.30        4/10/97           34,948

International                 13,918        5.32        4/03/97           13,912
Securitization                16,096        5.33        4/10/97           16,072
Corporation                    9,704        5.34        4/10/97            9,690
                              12,908        5.35        4/10/97           12,889
                               9,354        5.35        4/18/97            9,329
                              15,210        5.40        4/18/97           15,169
                              17,479        5.40        4/23/97           17,419
                               5,331        5.50        4/24/97            5,311


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)          (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                     Commercial Paper (continued)
Internationale Neder-       $150,000        5.35 %      4/14/97       $  149,689
landen (US) Funding Corp.

J.P. Morgan &                 86,400        5.34        5/15/97           85,816
Company, Inc.

John Deere Capital Corp.     100,000        5.31        4/03/97           99,956

Kingdom of Sweden             50,000        5.37        5/12/97           49,688

Korea Development             50,000        5.37        4/22/97           49,837
Bank                          61,265        5.35        5/12/97           60,883
                              38,735        5.50        6/16/97           38,265

Lehman Brothers              100,000        5.47        4/21/97           99,681
Holdings Inc.

Lucent Technologies, Inc.     75,000        5.33        4/18/97           74,800

MCI Communications            39,000        5.58        6/23/97           38,484
Corporation                   18,000        5.65        6/23/97           17,762

Matterhorn Capital Corp.      13,771        5.40        4/23/97           13,723
                              31,069        5.50        5/05/97           30,903

McKenna Triangle              40,000        5.28        4/04/97           39,976
National Corp.                80,000        5.25        4/09/97           79,895

                              10,000        5.36        4/14/97            9,979
Mont Blanc Capital Corp.      15,095        5.35        4/02/97           15,091
                              89,905        5.38        4/25/97           89,569
                              20,000        5.35        4/29/97           19,914

Monte Rosa Capital Corp.      11,385        5.33        4/10/97           11,368
                              67,686        5.35        4/16/97           67,525
                              49,000        5.35        4/17/97           48,876
                              74,322        5.35        4/21/97           74,090

Morgan Stanley                50,000        5.47        4/01/97           49,993
Group, Inc.                   61,500        5.34        4/16/97           61,354
                             189,000        5.34        4/21/97          188,410
                              49,500        5.34        4/23/97           49,331
                              50,000        5.33        5/05/97           49,740

NYNEX Corporation             30,000        5.34        4/07/97           29,969
                              25,000        5.34        4/08/97           24,970
                              15,000        5.34        4/10/97           14,978
                              20,000        5.36        4/14/97           19,958
                              22,000        5.46        4/23/97           21,923

National Fleet Funding        20,000        5.28        4/02/97           19,994
Corporation                   30,000        5.34        4/14/97           29,938

National Rural Utilities      10,000        5.33        4/10/97            9,985
Cooperative Finance           50,000        5.56        5/06/97           49,722
Corp.                         15,000        5.56        5/08/97           14,912

NationsBank Corp.             65,000        5.26        4/07/97           64,934
                              70,000        5.38        7/28/97           68,686

New Center Asset Trust       200,000        5.37        4/22/97          199,344
                             195,000        5.34        7/07/97          191,985

Nomura Holding                25,000        5.37        4/01/97           24,996
America, Inc.                 25,000        5.30        4/23/97           24,915
                              19,000        5.30        5/02/97           18,910
                              25,000        5.39        5/15/97           24,832

Novartis Finance Corp.        40,000        5.33        4/03/97           39,982
                              25,000        5.33        4/07/97           24,974
                              25,000        5.33        4/08/97           24,970
                              45,000        5.33        4/10/97           44,933

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                   Commercial Paper (continued)
Old Line Funding            $  1,239        5.29 %      4/03/97       $    1,238
Corp.                         30,000        5.35        4/11/97           29,951
                              53,174        5.41        4/14/97           53,062
                              51,046        5.45        4/14/97           50,938
                              50,000        5.35        4/15/97           49,889
                              22,954        5.45        4/22/97           22,878
                              16,587        5.55        4/24/97           16,526

Panasonic Finance             21,290        5.31        4/04/97           21,277
Inc.

PepsiCo,                      98,085        5.30        4/09/97           97,955
Inc.

Pfizer, Inc.                  30,000        5.30        4/14/97           29,938
                              14,600        5.30        4/17/97           14,563
                              42,900        5.50        4/21/97           42,762

Preferred Receivables         43,150        5.41        4/01/97           43,144
Funding Corp.                 25,150        5.35        4/02/97           25,142
                              10,000        5.30        4/14/97            9,979
                              24,500        5.33        4/16/97           24,442
                              99,850        5.32        4/17/97           99,598
                              10,050        5.33        4/22/97           10,017
                              11,850        5.39        4/22/97           11,811
                              30,275        5.60        4/22/97           30,171
                              17,825        5.40        4/23/97           17,764
                              71,525        5.43        5/01/97           71,191
                              12,975        5.50        6/17/97           12,816
                              27,210        5.57        6/23/97           26,850

RTZ America Inc.              47,800        5.29        4/09/97           47,737
                              35,000        5.30        4/14/97           34,927
                              17,200        5.34        4/14/97           17,164

Rexam PLC                     15,000        5.32        4/02/97           14,996
                              15,000        5.32        4/14/97           14,969

Riverwood Funding             25,000        5.33        4/28/97           24,896
Corp.

Santander Finance             40,000        5.41        6/24/97           39,465
(Delaware), Inc.              10,000        5.40        7/23/97            9,820

Sears Roebuck                 50,000        5.32        4/01/97           49,993
Acceptance Corp.              50,000        5.28        4/04/97           49,971
                              50,000        5.28        4/07/97           49,949
                              50,000        5.28        4/08/97           49,941
                              50,000        5.28        4/09/97           49,934

Smith Barney Inc.            100,000        5.28        4/01/97           99,985
                             100,000        5.33        4/14/97           99,793

Societe Generale N.A.,       150,000        5.40        4/30/97          149,325
Inc.

Southern                      20,150        5.32        4/04/97           20,138
Company

Svenska Handelsbanken,        64,000        5.36        4/07/97           63,933
Inc.

Three Rivers Funding          32,946        5.36        4/17/97           32,863
Corp.                         17,054        5.43        4/17/97           17,010

Toshiba America,              25,000        5.33        4/28/97           24,896
Inc.

Transamerica                   2,827        5.32        4/14/97            2,821
Corporation


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)          (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                      Commercial Paper (concluded)
Transamerica Finance        $ 20,000        5.32 %      4/03/97       $   19,991
Corporation                   56,110        5.35        4/16/97           55,976
                              40,000        5.34        4/17/97           39,899
                              22,000        5.40        4/18/97           21,941
                              37,000        5.33        4/28/97           36,845

Twin Towers Inc.              40,202        5.44        4/21/97           40,074
                              15,091        5.34        4/22/97           15,042
                              23,537        5.65        4/29/97           23,430
                              35,221        5.40        4/30/97           35,063
                              10,094        5.56        5/20/97           10,016
                              25,855        5.50        6/16/97           25,541

WCP Funding Inc.               5,000        5.27        4/03/97            4,998
                              45,000        5.30        4/07/97           44,954
                              25,000        5.30        4/15/97           24,944
                               5,000        5.34        4/16/97            4,988
                              20,000        5.32        4/17/97           19,950

Westpac Capital               50,000        5.36        7/22/97           49,109
Corporation

Windmill Funding Corp.        65,782        5.32        4/04/97           65,743
                              18,018        5.32        4/09/97           17,994
                              24,000        5.29        4/11/97           23,961
                              28,993        5.35        4/15/97           28,928
                              28,143        5.40        4/21/97           28,054
                              64,000        5.45        4/23/97           63,777
                              35,478        5.50        4/24/97           35,348
                              85,586        5.57        4/25/97           85,255

Xerox Corp.                  104,200        5.30        4/16/97          103,955
                              43,000        5.32        4/22/97           42,860
                              30,000        5.42        4/23/97           29,896

Xerox Credit Corp.           100,000        5.30        4/14/97           99,794

Total Commercial Paper
(Cost--$19,781,366)                                                   19,779,077

                                        Corporate Notes--4.7%

Asset-Backed Securities      300,000        5.437      10/15/97          300,000
Investment Trust (ABSIT)
1996-M++

Bear Stearns                  10,000        5.487       5/16/97           10,001
Companies, Inc.++             15,000        5.487       7/16/97           15,004

CIT Group Holdings,          100,000        5.60       12/23/97           99,936
Inc., (The)++                100,000        5.60        3/03/98           99,937

Chase Manhattan Auto          57,354        5.489       1/15/98           57,336
Owners Trust, 1996-C

Finova Capital Corp.++        31,550        5.932       4/29/97           31,557

LINCS, Series 1996-3++       340,000        5.437       1/12/98          340,000

Liquid Asset Backed          414,550        5.687      12/29/97          414,549
Securities, Trust Series,
1996 C, Senior Notes++

Premier Auto Trust           169,000        5.476      12/08/97          168,899
1997-1++

SMM Trust 1997-Q++           427,000        5.437       1/15/98          426,996

Total Corporate Notes (Cost--$1,964,317)                               1,964,215

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                     Funding Agreements--0.7%
Transamerica Life           $150,000        5.437%      4/15/97       $  150,000
Insurance &                   25,000        5.437       8/01/97           25,000
Annuity Company++             50,000        5.437       9/12/97           50,000

Transamerica Occidental       75,000        5.437      11/20/97           75,000
Life Insurance Co.++

Total Funding Agreements (Cost--$300,000)                                300,000

                                         Master Notes--2.0%

Goldman Sachs                130,000        5.50        5/01/97          130,000
Group, L.P.++                700,000        5.50        8/01/97          700,000

Total Master Notes (Cost--$830,000)                                      830,000

                                      Medium-Term Notes--0.4%

Abbey National                75,000        5.93        3/25/98           74,790
Treasury Services PLC

Goldman                       17,000        6.10        4/15/98           16,959
Sachs Group L.P.

International Business        70,000        5.65        1/22/98           69,697
Machines Corp.

Total Medium-Term Notes
(Cost--$161,930)                                                         161,446

                                 US Government & Agency Obligations--
                                          Discount Notes--4.8%

Federal Farm                  13,650        5.30       12/16/97           13,092
Credit Bank

Federal Home                  51,900        5.20       10/14/97           50,304
Loan Banks                    54,100        5.17       10/16/97           52,419
                               9,825        5.17       10/27/97            9,503
                              46,680        5.27       10/27/97           45,150
                              25,665        5.17       11/13/97           24,752

Federal Home Loan             17,533        5.23        4/10/97           17,507
Mortgage Corp.                30,361        5.30        4/17/97           30,285
                              45,000        5.25        4/23/97           44,850
                              90,260        5.26        4/29/97           89,881
                              62,160        5.25        4/30/97           61,889
                             172,698        5.23        5/02/97          171,893
                              58,566        5.18        5/16/97           58,172

Federal National              95,000        5.23        5/06/97           94,502
Mortgage Association         218,840        5.23        5/07/97          217,662
                              25,000        5.18       11/19/97           24,087
                              18,255        5.30       12/11/97           17,523
                              25,000        5.31       12/11/97           23,998
                              40,000        5.30       12/24/97           38,314

US Treasury Bills            175,000        5.192       3/05/98          165,722
                             400,000        5.195       3/05/98          378,794

US Treasury STRIPS***         70,000        5.234      11/15/97           67,507
                             100,000        5.228       2/15/98           95,036
                              50,000        5.236       2/15/98           47,518
                              50,000        5.252       2/15/98           47,518
                              50,000        5.266       2/15/98           47,518
                             100,000        5.277       2/15/98           95,036

Total US Government & Agency Obligations--
Discount Notes (Cost--$2,034,720)                                      2,030,432

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONCLUDED)          (IN THOUSANDS)
                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                 US Government & Agency Obligations--
                                    Non-Discount Notes--24.3%
Federal Farm                $130,000        5.85  %    10/01/97       $  129,974
Credit Bank                  125,000        5.56++      2/02/98          124,970
                              85,000        5.53++      3/02/98           84,956
                              30,000        5.81       12/04/98           29,688

Federal Home                 518,000        5.60++     12/10/97          517,811
Loan Banks                    25,000        5.64++      1/26/98           24,933
                              50,000        5.64++      1/29/98           49,865
                              50,000        6.17       11/06/98           49,750
                              50,000        6.26        1/22/99           49,710

Federal Home Loan             50,000        5.59++      9/30/97           49,985
Mortgage Corp.

Federal National             266,000        5.267++     4/15/97          265,988
Mortgage Association         305,000        5.547++     4/28/97          304,984
                             200,000        5.517++     4/29/97          199,984
                             150,000        5.61++      5/01/97          149,991
                             171,000        5.287++     5/14/97          170,982
                             200,000        5.70++      5/19/97          200,000
                             475,000        5.392++     5/22/97          474,954
                             555,000        5.59++      7/16/97          554,890
                             290,000        5.61++      8/01/97          289,958
                             200,000        5.30++      8/07/97          199,926
                             350,000        5.61++      8/22/97          349,919
                             215,000        5.595++     9/03/97          214,933
                             170,000        5.60++      9/09/97          169,949
                             162,000        5.60++      9/29/97          161,952
                              87,000        5.53       10/14/97           86,843
                             296,000        5.585++    10/20/97          295,856
                             365,000        5.47       12/30/97          363,686
                             200,000        5.33++      1/06/98          199,957
                             190,000        5.19        1/08/98          188,803
                             286,000        5.57++      3/26/98          285,835
                             372,000        5.61++      3/27/98          371,751
                              30,000        5.81       11/25/98           29,697
                              25,000        5.81       12/01/98           24,743
                             200,000        5.55++      6/02/99          199,280
                              40,000        5.55++      7/26/99           39,843

Student Loan                  77,500        5.66++      8/04/97           77,494
Marketing Association         50,000        5.59++      8/21/97           50,000
                             305,000        5.46++     10/01/97          304,911

                             Face         Interest    Maturity           Value
Issue                       Amount         Rate*        Date           (Note 1a)

                                 US Government & Agency Obligations--
                                   Non-Discount Notes (concluded)
Student Loan                $ 90,000        5.59++%    10/03/97       $   89,973
Marketing Association         44,215        5.58++     10/14/97           44,183
(concluded)                   54,500        5.62++     10/17/97           54,474
                              23,175        5.76++     10/30/97           23,181
                             133,000        5.71++      2/17/98          132,992
                             200,000        5.64++      4/24/98          199,898
                              60,000        6.02       11/20/98           59,580
                              65,000        5.80       12/18/98           64,298

US Treasury Notes            150,000        6.50        5/15/97          150,191
                             125,000        8.50        7/15/97          125,996
                             600,000        5.875       7/31/97          600,469
                             515,000        5.75        9/30/97          514,758
                             150,000        8.75       10/15/97          152,320
                             113,000        5.625      10/31/97          112,841
                             361,000        5.00        1/31/98          357,897
                              75,000        5.125       2/28/98           74,344
                             100,000        5.625      11/30/98           98,844

Total US Government & Agency
Obligations--Non-Discount Notes
(Cost--$10,205,105)                                                   10,194,990

Face
Amount                                   Issue

                              Repurchase Agreements**--2.0%
$100,000             Fuji Securities, Inc., purchased on
                     3/31/97 to yield 6.50% to 4/01/97                   100,000
 544,433             Goldman Sachs Company, purchased on
                     3/31/97 to yield 6.53% to 4/01/1997                 544,433
 133,229             Morgan Stanley & Co., Inc., purchased
                     on 3/31/97 to yield 6.50% to 4/01/97                133,229
  50,000             Smith Barney, Inc., purchased on 3/31/97
                     to yield 6.50% to 4/01/97                            50,000

Total Repurchase Agreements
(Cost--$827,662)                                                         827,662

Total Investments
(Cost $42,318,295)--100.7%                                            42,294,104

Liabilities in Excess of Other Assets--(0.7%)                           (309,351)
                                                                     -----------
Net Assets--100.0%                                                   $41,984,753
                                                                     ===========

  *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes; the interest rates shown are the rates in effect at March 31, 1997.
 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
***STRIPS--Separate Trading of Registered Interest and Principal of
   Securities.
 ++Variable Rate Notes.


See Notes to Financial Statements.


CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1997
Assets:
Investments, at value (identified cost--$42,318,294,559++) (Note 1a)                                    $ 42,294,103,882
Cash                                                                                                             500,673
Receivables:
 Interest                                                                         $    144,674,582
 Securities sold                                                                       119,414,724           264,089,306
                                                                                  ----------------
Prepaid registration fees and other assets (Note 1d)                                                           1,240,069
                                                                                                        ----------------
Total assets                                                                                              42,559,933,930
                                                                                                        ----------------
Liabilities:
Payables:
 Reverse repurchase agreements (Note 4)                                                544,433,500
 Investment adviser (Note 2)                                                            13,392,781
 Distributor (Note 2)                                                                   12,146,932
 Interest expense (Note 4)                                                                  75,232
 Beneficial interest redeemed                                                                6,277           570,054,722
                                                                                  ----------------
Accrued expenses and other liabilities                                                                         5,126,341
                                                                                                        ----------------
Total liabilities                                                                                            575,181,063
                                                                                                        ----------------
Net Assets                                                                                              $ 41,984,752,867
                                                                                                        ================
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                              $  4,200,894,354
Paid-in capital in excess of par                                                                          37,808,049,190
Unrealized depreciation on investments--net                                                                  (24,190,677)
                                                                                                        ----------------
Net Assets--Equivalent to $1.00 per share based on 42,008,943,543 shares of
beneficial interest outstanding                                                                         $ 41,984,752,867
                                                                                                        ================

++Cost for Federal income tax purposes was $42,319,733,887. As of March 31, 1997, net unrealized depreciation for Federal income tax purposes amounted to $25,630,005, of which $50,754 related to appreciated securities and $25,680,759 related to depreciated securities.


CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1997
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                $  2,074,301,136

Expenses:
Investment advisory fees (Note 2)                                                 $    143,662,831
Distribution fees (Note 2)                                                              46,767,555
Transfer agent fees (Note 2)                                                            15,034,795
Interest expense (Note 4)                                                                3,771,341
Registration fees (Note 1d)                                                              1,576,128
Accounting services (Note 2)                                                             1,408,811
Custodian fees                                                                             862,926
Printing and shareholder reports                                                           494,726
Professional fees                                                                          131,756
Trustees' fees and expenses                                                                 77,644
Other                                                                                      321,909
                                                                                  ----------------
Total expenses                                                                                               214,110,422
                                                                                                        ----------------
Investment income--net                                                                                     1,860,190,714
Realized Gain on Investments--Net (Note 1c)                                                                    7,267,457

Change in Unrealized Depreciation on Investments--Net                                                         (7,046,015)
                                                                                                        ----------------
Net Increase in Net Assets Resulting from Operations                                                    $  1,860,412,156
                                                                                                        ================


See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                       1997                  1996
Operations:
Investment income--net                                                            $  1,860,190,714      $  1,743,074,692
Realized gain on investments--net                                                        7,267,457            18,808,723
Change in unrealized depreciation on investments--net                                   (7,046,015)           (9,344,275)
                                                                                  ----------------      ----------------
Net increase in net assets resulting from operations                                 1,860,412,156         1,752,539,140
                                                                                  ----------------      ----------------
Dividends & Distributions to Shareholders (Note 1e):
Investment income--net                                                              (1,860,190,714)       (1,743,074,692)
Realized gain on investments--net                                                       (7,267,457)          (18,808,723)
                                                                                  ----------------      ----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders                                                                     (1,867,458,171)       (1,761,883,415)
                                                                                  ----------------      ----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                   157,862,710,322       139,092,550,999
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                  1,863,526,563         1,758,190,139
                                                                                  ----------------      ----------------
                                                                                   159,726,236,885       140,850,741,138
Cost of shares redeemed                                                           (154,657,296,361)     (132,985,300,190)
                                                                                  ----------------      ----------------
Net increase in net assets derived from beneficial interest transactions             5,068,940,524         7,865,440,948
                                                                                  ----------------      ----------------
Net Assets:
Total increase in net assets                                                         5,061,894,509         7,856,096,673
Beginning of year                                                                   36,922,858,358        29,066,761,685
                                                                                  ----------------      ----------------
End of year                                                                       $ 41,984,752,867      $ 36,922,858,358
                                                                                  ================      ================



See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have
been derived from information provided in the
financial statements.                                                    For the Year Ended March 31,

Increase (Decrease) in Net Asset Value:              1997           1996           1995           1994          1993
Per Share Operating Performance:
Net asset value, beginning of year               $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                 -----------    -----------    -----------    -----------    -----------
Investment income--net                                 .0490          .0529          .0437          .0276          .0309
Realized and unrealized gain (loss) on
investments--net                                          --          .0003          .0005         (.0005)         .0019
                                                 -----------    -----------    -----------    -----------    -----------
Total from investment operations                       .0490          .0532          .0442          .0271          .0328
                                                 -----------    -----------    -----------    -----------    -----------
Less dividends and distributions:
 Investment income--net                               (.0490)        (.0529)        (.0437)        (.0276)        (.0309)
 Realized gain on investments--net                    (.0002)        (.0006)        (.0003)        (.0003)        (.0015)
                                                 -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                     (.0492)        (.0535)        (.0440)        (.0279)        (.0324)
                                                 -----------    -----------    -----------    -----------    -----------
Net asset value, end of year                     $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                 ===========    ===========    ===========    ===========    ===========
Total Investment Return                                5.01%          5.51%          4.50%          2.82%          3.30%
                                                 ===========    ===========    ===========    ===========    ===========
Ratios to Average Net Assets:
Expenses                                                .56%           .56%           .56%           .55%           .55%
                                                 ===========    ===========    ===========    ===========    ===========
Investment income and realized gain on
investments--net                                       4.89%          5.35%          4.42%          2.79%          3.25%
                                                 ===========    ===========    ===========    ===========    ===========
Supplemental Data:
Net assets, end of year (in thousands)           $41,984,753    $36,922,858    $29,066,762    $27,071,882    $27,093,682
                                                 ===========    ===========    ===========    ===========    ===========



See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Money Fund (the "Fund") is registered under the Investment
Company Act of 1940 as a no load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)



Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

As of March 31, 1997, the Fund had entered into reverse repurchase agreements in the amount of $544,433,500. For the year ended March 31, 1997, the maximum amount entered into was $646,466,793, the average amount outstanding was approximately $71,555,000, and the daily weighted average interest rate was 5.27%.



<AUDIT-REPORT>
CMA MONEY FUND
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
CMA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund at March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 7, 1997
</AUDIT-REPORT>



IMPORTANT TAX INFORMATION (UNAUDITED)


None of the ordinary income distributions paid daily by CMA Money Fund during the fiscal year ended March 31, 1997 qualify for the dividends-received deduction for corporations. Additionally, on May 10, 1996, the Fund distributed long-term capital gains of $.0000531 per share.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below are the percentages of total assets of the Fund invested in Federal Obligations as of the end of each quarter of the fiscal year:

                                  Federal
For the Quarter Ended           Obligations*

June 30, 1996                        21.58%
September 30, 1996                   20.33%
December 31, 1996                    18.04%
March 31, 1997                       11.96%

Of the Fund's ordinary income dividends paid during the fiscal year ended March 31, 1997, 18.58% was attributable to Federal
Obligations. In calculating the foregoing percentages, expenses of the Fund have been allocated on a pro rata basis.

Please retain this information for your records.

[FN]
*For purposes of this calculation, Federal Obligations include US
 Treasury Notes, US Treasury Bills and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase Agreements are not included in this calculation.




CMA MONEY FUND


Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President
Kevin J. McKenna--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].